Loans and Allowance for Loan Losses (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Average Recorded Investment
With no related allowance recorded	$ 21,573,000	$ 22,523,000
With an allowance recorded	17,398,000	20,929,000
Total impaired loans	38,971,000	43,452,000
Interest Recognized For the Period Ended
With no related allowance recorded	338,000	275,000
With an allowance recorded	166,000	139,000
Total impaired loans	504,000	414,000
Additional information about impaired loans
Contractual interest lost on nonaccrual loans	1,200,000	1,200,000
Commercial, financial, and agricultural
Average Recorded Investment
With no related allowance recorded	2,693,000	4,157,000
With an allowance recorded	1,677,000	776,000
Interest Recognized For the Period Ended
With no related allowance recorded	108,000	93,000
With an allowance recorded	29,000	29,000
Real estate - construction residential
Average Recorded Investment
With no related allowance recorded	80,000	1,137,000
With an allowance recorded	2,409,000	189,000
Interest Recognized For the Period Ended
With no related allowance recorded		7,000
Real estate - construction commercial
Average Recorded Investment
With no related allowance recorded	7,437,000	1,692,000
With an allowance recorded	514,000	6,087,000
Interest Recognized For the Period Ended
With no related allowance recorded	6,000
Real estate - residential
Average Recorded Investment
With no related allowance recorded	2,612,000	3,169,000
With an allowance recorded	4,596,000	2,604,000
Interest Recognized For the Period Ended
With no related allowance recorded	51,000	50,000
With an allowance recorded	24,000	11,000
Real estate - commercial
Average Recorded Investment
With no related allowance recorded	8,461,000	12,198,000
With an allowance recorded	8,157,000	11,271,000
Interest Recognized For the Period Ended
With no related allowance recorded	170,000	124,000
With an allowance recorded	113,000	99,000
Consumer
Average Recorded Investment
With no related allowance recorded	290,000	170,000
With an allowance recorded	45,000	2,000
Interest Recognized For the Period Ended
With no related allowance recorded	$ 3,000	$ 1,000